T. ROWE PRICE GNMA Fund
February 28, 2022 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 3.9%
Home Equity Loans Backed
0.9%
Flagstar Mortgage Trust
Series 2021-5INV, Class A16, CMO, ARM
2.50%, 7/25/51 (1) 5,610 5,360
Flagstar Mortgage Trust
Series 2021-5INV, Class A2, CMO, ARM
2.50%, 7/25/51 (1) 4,296 4,122
9,482
Whole Loans Backed
3.0%
CIM Trust
Series 2021-INV1, Class A29, CMO, ARM
2.50%, 7/1/51 (1) 2,441 2,316
GS Mortgage-Backed Securities Trust
Series 2021-GR1, Class A4, CMO, ARM
2.50%, 11/25/51 (1) 10,201 9,656
GS Mortgage-Backed Securities Trust
Series 2021-GR2, Class A4, CMO, ARM
2.50%, 2/25/52 (1) 6,010 5,690
UWM Mortgage Trust
Series 2021-INV5, Class A14, CMO, ARM
3.00%, 1/25/52 (1) 2,387 2,342
Verus Securitization Trust
Series 2020-2, Class A2, CMO, ARM
2.989%, 5/25/60 (1) 9,132 9,003
Vista Point Securitization Trust
Series 2020-1, Class A2, CMO, ARM
2.77%, 3/25/65 (1) 4,000 4,008
33,015
Total Non-U.S. Government Mortgage-Backed Securities (Cost
$44,490) 42,497
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 119.5%
U.S. Government Agency Obligations
14.7%
Federal Home Loan Mortgage
6.50%, 8/1/36  20 22
7.00%, 11/1/30 - 4/1/32  380 423
Federal Home Loan Mortgage, UMBS, 2.50%, 1/1/52  8,199 8,118
Federal National Mortgage Assn.
3.50%, 7/1/48 - 11/1/48  1,469 1,506
Federal National Mortgage Assn., ARM, 12M USD LIBOR +
1.586%, 1.836%, 11/1/35  4 4

T. ROWE PRICE GNMA Fund

Par/Shares $ Value
(Amounts in 000s)
Federal National Mortgage Assn., CMO, 5.50%, 12/25/36  727 814
Federal National Mortgage Assn., CMO, IO, 3.00%, 2/25/28  5,039 260
Federal National Mortgage Assn., UMBS
2.00%, 12/1/51  19,544 18,776
2.50%, 6/1/51 - 1/1/52  23,494 23,238
3.50%, 5/1/50  1,650 1,705
5.00%, 1/1/49  2,439 2,685
UMBS, TBA (2)
1.50%, 3/1/37  1,311 1,276
2.00%, 3/1/37 - 3/1/52  49,951 49,377
2.50%, 3/1/37 - 3/1/52  18,267 18,108
3.00%, 3/1/52  8,334 8,417
3.50%, 3/1/52  23,228 23,921
4.00%, 3/1/52  990 1,034
4.50%, 3/1/52  486 513
160,197
U.S. Government Obligations
104.8%
Government National Mortgage Assn.
1.50%, 4/20/51 - 11/20/51  15,687 14,732
2.00%, 3/20/51 - 7/20/51  28,425 27,864
2.50%, 8/20/50 - 12/20/51  175,909 176,102
3.00%, 11/20/26 - 10/20/51  152,885 156,538
3.50%, 1/20/27 - 8/20/51  181,167 190,127
4.00%, 3/20/39 - 10/20/50  96,244 101,614
4.50%, 5/20/30 - 6/20/50  49,638 54,035
5.00%, 5/15/33 - 6/20/49  33,106 36,403
5.50%, 5/20/31 - 3/20/49  25,395 28,288
6.00%, 6/20/31 - 11/20/48  6,157 6,971
6.50%, 12/15/23 - 4/20/39  19,429 21,812
7.00%, 1/20/28 - 1/20/34  323 359
7.50%, 6/15/22 - 6/15/32  618 654
8.00%, 10/20/24 - 3/15/30  348 366
8.50%, 4/20/22 - 9/15/24  1 1
9.00%, 5/15/22 - 3/20/25  10 10
9.50%, 9/15/24 - 12/15/24  6 5
Government National Mortgage Assn., CMO, 3.50%, 6/20/47  5,790 5,927
Government National Mortgage Assn., CMO, ARM, IO, 2.683%,
2/16/51  7,510 986
Government National Mortgage Assn., CMO, IO
3.00%, 6/20/37 - 1/20/50  6,705 361
3.50%, 8/20/29 - 2/16/51  33,158 3,663
4.00%, 5/20/37 - 6/20/49  23,923 3,513
4.50%, 4/20/39 - 6/20/49  10,933 1,117
5.00%, 2/16/40  23,034 4,018

T. ROWE PRICE GNMA Fund

Par/Shares $ Value
(Amounts in 000s)
Government National Mortgage Assn., TBA (2)
1.50%, 3/20/52  32,125 30,116
2.00%, 2/20/52 - 3/20/52  126,960 124,151
2.50%, 3/20/52  1,076 1,075
3.00%, 3/20/52  64,046 65,109
3.50%, 3/20/52  37,821 39,021
4.00%, 3/20/52  45,495 47,269
1,142,207
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $1,320,938) 1,302,404
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 6.8%
U S Treasury Obligations
6.8%
U.S. Treasury Notes, 0.75%, 12/31/23  75,000 74,074
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $74,981) 74,074
SHORT-TERM INVESTMENTS 1.7%
Money Market Funds 1.7%
T. Rowe Price Government Reserve Fund, 0.12% (3)(4) 18,833 18,833
Total Short-Term Investments (Cost $18,833) 18,833
Total Investments in Securities 131.9%
(Cost $1,459,242) $ 1,437,808
Other Assets Less Liabilities (31.9)% (347,816)
Net Assets 100.0% $ 1,089,992
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$42,497 and represents 3.9% of net assets.
(2) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $409,387 and represents 37.6% of net assets.
(3) Seven-day yield
(4) Affiliated Companies
12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)

T. ROWE PRICE GNMA Fund

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ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CMO Collateralized Mortgage Obligation
CPI Consumer Price Index
IO Interest-only security for which the fund receives interest on notional principal
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities

T. ROWE PRICE GNMA Fund

Par $ Value
(Amounts in 000s)
TBA SALES COMMITMENTS (8.3)%
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES (8.3)%
U.S. Government Agency Obligations
(3.8)%
UMBS, TBA
1.50%, 3/1/37  1,978 (1,925)
2.00%, 3/1/52  14,454 (13,864)
3.00%, 3/1/37  3,023 (3,099)
3.50%, 3/1/52  15,575 (16,040)
4.00%, 3/1/52  2,959 (3,089)
4.50%, 3/1/52  2,920 (3,083)
(41,100)
U.S. Government Obligations
(4.5)%
Government National Mortgage Assn., TBA
2.00%, 2/20/52 - 3/20/52  25,950 (25,398)
2.50%, 3/20/52  20,542 (20,525)
4.00%, 3/20/52  250 (260)
4.50%, 3/20/52  2,951 (3,090)
(49,273)
Total TBA Sales Commitments (Proceeds $(90,923)) (90,373)

T. ROWE PRICE GNMA Fund

(Amounts in 000s)
SWAPS (0.1)%
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.1)%
Zero-Coupon Inflation Swaps (0.1)%
5 Year Zero-Coupon Inflation Swap
Receive Fixed 2.978% at Maturity, Pay
Variable (Change in CPI) at Maturity,
12/2/26 59,000 (1,758) — (1,758)
5 Year Zero-Coupon Inflation Swap
Receive Fixed 3.080% at Maturity, Pay
Variable (Change in CPI) at Maturity,
11/30/26 5,700 (142) — (142)
5 Year Zero-Coupon Inflation Swap
Receive Fixed 3.295% at Maturity, Pay
Variable (Change in CPI) at Maturity,
11/17/26 30,200 (421) 1 (422)
10 Year Zero-Coupon Inflation Swap Pay
Fixed 2.723% at Maturity, Receive Variable
(Change in CPI) at Maturity, 12/2/31 28,500 1,058 — 1,058
10 Year Zero-Coupon Inflation Swap Pay
Fixed 2.769% at Maturity, Receive Variable
(Change in CPI) at Maturity, 11/30/31 5,700 186 — 186
10 Year Zero-Coupon Inflation Swap Pay
Fixed 2.947% at Maturity, Receive Variable
(Change in CPI) at Maturity, 11/17/31 11,400 154 — 154
Total Centrally Cleared Zero-Coupon Inflation Swaps (924)
Total Centrally Cleared Swaps (924)
Net payments (receipts) of variation margin to date 1,021
Variation margin receivable (payable) on centrally cleared swaps $ 97

T. ROWE PRICE GNMA Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 94 U.S. Treasury Notes ten year contracts 6/22 (13,285) $ (118)
Long, 608 U.S. Treasury Notes two year contracts 6/22 130,858 218
Short, 182 Ultra U.S. Treasury Bonds contracts 6/22 (33,841) (351)
Net payments (receipts) of variation margin to date (185)
Variation margin receivable (payable) on open futures contracts $ (436)

T. ROWE PRICE GNMA Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.12% $ — # $ — $ 49 +
Supplementary Investment Schedule
Affiliate
Value
05/31/21
Purchase
Cost
Sales
Cost
Value
02/28/22
T. Rowe Price Government
Reserve Fund, 0.12% $ 56,249 ¤ ¤ $ 18,833 ^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $49 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $18,833.

T. ROWE PRICE GNMA Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price GNMA Fund, Inc.  (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE GNMA Fund

Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value

T. ROWE PRICE GNMA Fund

determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 1,418,975 $ — $ 1,418,975
Short-Term Investments 18,833 — — 18,833
Total Securities 18,833 1,418,975 — 1,437,808
Swaps* — 1,398 — 1,398
Futures Contracts* 218 — — 218
Total $ 19,051 $ 1,420,373 $ — $ 1,439,424
Liabilities
TBA Sales Commitments $ — $ 90,373 $ — $ 90,373
Swaps* — 2,322 — 2,322
Futures Contracts* 469 — — 469
Total $ 469 $ 92,695 $ — $ 93,164
1
Includes Non-U.S. Government Mortgage-Backed Securities, U.S. Government & Agency
Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding
Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE GNMA Fund

other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russia’s central bank closed the country’s stock market on February 28, 2022, and Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events.
Management is actively monitoring these events.
F70-054Q3 02/22